STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the warrant activity for the three months ended March 31, 2024 and 2023.

	Warrant for	Weighted	Remaining Contractual	Aggregate
	Common	Average	Term	Intrinsic
	Shares	Exercise Price	(Years)	Value
Warrants Outstanding as of December 31, 2023	4,549,375	$11.5	4.78	$-
Warrants Vested and exercisable at December 31, 2023	4,549,375	$11.5	4.78	$-
Granted	-	-
Exercised	-	-
Forfeited, cancelled, expired	-	-
Warrants Outstanding as of March 31, 2024	4,549,375	$11.5	4.78	$-
Warrants Vested and exercisable at March 31, 2024	4,549,375	$11.5	4.78	$-

	Warrant for	Weighted	Remaining Contractual	Aggregate
	Common	Average	Term	Intrinsic
	Shares	Exercise Price	(Years)	Value
Warrants Outstanding as of December 31, 2022	4,549,375	$11.5	5.78	$-
Warrants Vested and exercisable at December 31, 2023	4,549,375	$11.5	5.78	$-
Granted	-	-
Exercised	-	-
Forfeited, cancelled, expired	-	-
Warrants Outstanding as of March 31, 2023	4,549,375	$11.5	5.78	$-
Warrants Vested and exercisable at March 31, 2023	4,549,375	$11.5	5.78	$-